Disposition of Long-Term Apartment Rental Business (Tables)	12 Months Ended
Sep. 30, 2024
Disposition of Long-Term Apartment Rental Business [Abstract]
Schedule of Reconciliation of Major Classes of Assets and Liabilities	The following is a reconciliation of the amounts of major classes of assets and liabilities classified as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheets as of September 30, 2023:
As of September 30, 2023
RMB
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	815
Accounts receivable, net	2,409
Amounts due from related parties	286
Other current assets	64,506
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	77,789

Accounts payable	157,613
Amounts due to related parties	951
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	102,608
Total liabilities of discontinued operations	509,433

Schedule of Major Classes of Income from Operations	The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of comprehensive income (loss) for the years ended September 30, 2022, 2023 and 2024:
	For the years ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net revenues	652,333	227,687	—	—
Operating costs:	(711,003)	(242,097)	—	—
Selling and marketing expenses	(1)	(3)	—	—
General and administrative expenses	(32,840)	(21,941)	(2,143)	(305)
Research and development expenses	(2,773)	(2,398)	—	—
Impairment loss on long-lived assets	(100,156)	(10,474)	(2)	(1)
Other (expenses) income, net	(8,104)	2,993	—	—
Loss from disposal of property and equipment and intangible assets	(11,972)	—	—	—
Interest (expenses) income, net	(24,850)	22	(1)	—
Gains from deconsolidation of VIE’s subsidiaries	1,554,450	—	—	—
Income tax expense	(21)	—	—	—
Net income (loss) from discontinued operations	1,315,063	(46,211)	(2,146)	(306)
Less: Net loss from discontinued operations attributable to noncontrolling interests	(43)	—	—	—
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	(2,146)	(306)
Gain on the sale of discontinued operations, net of tax	—	—	388,491	55,360
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	386,345	55,054